Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	JBS S.A.
Document Type	F-4
Amendment Flag	false
Entity Central Index Key	0001450123
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100 City of São Paulo
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
City Area Code	+ (55 11)
Local Phone Number	3144-4000
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	1221 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, Country	US
City Area Code	+1 (212)
Local Phone Number	819-8200
Contact Personnel Name	Donald E. Baker, Esq.
Entity Address, Postal Zip Code	10020